Reconciliation of Beginning and Ending Fair Value Measurements of Level Three Contingent Earnout Arrangements Related to Company's Acquisitions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017
Business Acquisition Contingent Consideration [Line Items]
Balance - beginning of period	$ 4,400
Activity:
Payments	4,524	$ 2,000
Fair Value, Inputs, Level 3
Business Acquisition Contingent Consideration [Line Items]
Balance - beginning of period	7,429
Activity:
Payments	4,524
Other earnout arrangements	4,397
Balance - end of period	6,421
Fair Value, Inputs, Level 3 | Other Expense, (Income)
Activity:
Changes in fair value recorded in other expense (income), net	$ (881)